DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Apr. 10, 2019
Shares Issued, Price Per Share	$ 10.00			$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 690,000,000	$ 677,788,000	$ 0	$ 677,788,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50	$ 11.50
Proceeds from Issuance of Warrants		15,800,000	0	$ 15,800,000
Transaction Cost Related To Issuance Of Common Stock	34,319,807
Deferred Underwriting Fee Payable Non current			21,371,000	21,371,000	$ 21,371,000
Underwriting Discount	12,212,000
Deferred Underwriting Discount Payable Non current	21,371,000
Other Offering Costs Related To Issuance Of Common Stock	736,807
Cash		$ 2,223,724	$ 1,744,991	$ 2,238,275	$ 2,238,275	$ 0
Working Capital Requirement Fund Annual Limit	$ 250,000
Temporary Equity, Redemption Price Per Share	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%
Dissolution Expenses Payable	$ 100,000
IPO [Member]
Stock Issued During Period, Shares, New Issues	69,000,000				69,000,000
Shares Issued, Price Per Share	$ 10.00			$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 690,000,000
Transaction Cost Related To Issuance Of Common Stock	34,319,807
Underwriting Fees	12,212,000
Deferred Underwriting Fee Payable Non current	21,371,000
Other Costs Related To Issuance Of Common Stock	$ 736,807
Cash				$ 2,238,275	$ 2,238,275
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	9,000,000				9,000,000
Shares Issued, Price Per Share	$ 10.00
Private Placement [Member]
Number Of Warrants Issued	15,800,000				15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00			$ 1.00	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000				$ 15,800,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001